Investment Strategy - Federated Hermes Short Duration Corporate ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund primarily invests in a diversified portfolio of investment-grade, fixed-income securities consisting primarily of corporate debt securities. Corporate debt securities, including notes, bonds, debentures and commercial paper, are fixed income securities usually issued by businesses to finance their operations.The Fund’s investment adviser (the “Adviser”) seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. Some of the corporate debt securities in which the Fund invests are considered to be “foreign securities,” which are securities of issuers based outside of the United States. The foreign securities in which the Fund invests will be predominately denominated in U.S. dollars. The Fund may invest up to 10% of its assets in fixed-income securities rated below investment grade. Noninvestment-grade securities may also be referred to as below investment-grade securities (“junk bonds” or “high yield securities”). To pursue the Fund’s investment strategy, the Adviser can invest in instruments directly or through investing in other investment companies, including, for example, affiliated funds advised by the Adviser or its affiliates (an “Underlying Fund”). The Fund may also invest in U.S. Treasury securities, U.S. government agency securities, (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), mortgage-backed securities (MBS), asset-backed securities and commercial mortgage-backed securities (CMBS). The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts, to implement its investment strategies. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. Consistent with the Bloomberg US Corporate 1-5 Year Index, the Fund’s representative performance index, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but, under normal market conditions, the Fund’s dollar-weighted average effective duration is expected to be within a range of 1.5 to 3.5 years. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in corporate fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests in a diversified portfolio of investment-grade, fixed-income securities consisting primarily of corporate debt securities. Corporate debt securities, including notes, bonds, debentures and commercial paper, are fixed income securities usually issued by businesses to finance their operations.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser (the “Adviser”) seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. Some of the corporate debt securities in which the Fund invests are considered to be “foreign securities,” which are securities of issuers based outside of the United States. The foreign securities in which the Fund invests will be predominately denominated in U.S. dollars. The Fund may invest up to 10% of its assets in fixed-income securities rated below investment grade. Noninvestment-grade securities may also be referred to as below investment-grade securities (“junk bonds” or “high yield securities”). To pursue the Fund’s investment strategy, the Adviser can invest in instruments directly or through investing in other investment companies, including, for example, affiliated funds advised by the Adviser or its affiliates (an “Underlying Fund”). The Fund may also invest in U.S. Treasury securities, U.S. government agency securities, (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), mortgage-backed securities (MBS), asset-backed securities and commercial mortgage-backed securities (CMBS). The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts, to implement its investment strategies. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. Consistent with the Bloomberg US Corporate 1-5 Year Index, the Fund’s representative performance index, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but, under normal market conditions, the Fund’s dollar-weighted average effective duration is expected to be within a range of 1.5 to 3.5 years. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in corporate fixed-income investments.